Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
General accrued expenses	$ 3,850	$ 6,486	$ 6,339
Accrued payroll and related taxes	5,427	5,448	5,221
Accrued publisher expenses	4,765	7,596	4,911
Accrued interest	5,635	3,824		$ 13,852
Liabilities in connection with acquisitions and dispositions	740	1,119	1,123
Assumed lease liability	1,379	1,328
Lease termination liability	4,518	4,481	4,753
Other accrued expenses	474	489	755
Total accrued expenses and other	$ 26,788	30,771	$ 23,102
Restatement [Member]
General accrued expenses		5,551
Accrued payroll and related taxes		4,515
Accrued publisher expenses		7,596
Accrued interest		3,824
Liabilities in connection with acquisitions and dispositions		1,119
Assumed lease liability		1,328
Lease termination liability		4,481
Other accrued expenses		489
Total accrued expenses and other		$ 28,903